T. ROWE PRICE Retirement Balanced Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 57.3%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  411,160 28,825 77,466 69,399,351 322,013
New Income Fund  309,303 8,509 55,935 31,048,702 250,874
International Bond Fund (USD
Hedged)  109,407 9,489 16,731 11,394,412 91,041
Emerging Markets Bond Fund  72,945 12,999 13,728 8,341,426 71,152
Dynamic Global Bond Fund  87,179 10,190 20,962 7,939,909 67,330
High Yield Fund  69,944 5,183 9,913 11,064,790 62,627
U.S. Treasury Long-Term Index
Fund  55,576 12,120 12,663 6,563,426 53,033
Floating Rate Fund  47,975 2,073 19,668 3,431,984 31,403
Total Bond Mutual Funds (Cost $1,068,729) 949,473
EQUITY MUTUAL FUNDS 39.0%
T. Rowe Price Funds:
Value Fund  144,504 11,512 39,652 2,812,391 108,080
Growth Stock Fund (2) 112,477 12,845 23,572 1,505,016 100,941
Equity Index 500 Fund  98,690 29,681 42,648 616,965 64,553
Overseas Stock Fund  59,049 10,203 10,821 4,861,616 55,811
International Value Equity Fund  61,480 4,395 14,398 3,279,679 48,211
International Stock Fund  52,625 3,156 7,924 2,729,514 47,193
Real Assets Fund  32,152 7,640 4,853 2,386,242 32,954
U.S. Large-Cap Core Fund  15,271 21,452 4,459 1,073,439 31,688
Mid-Cap Value Fund  30,539 3,327 4,093 840,035 25,697
Mid-Cap Growth Fund  27,292 1,800 3,806 271,253 25,644
U.S. Equity Research Fund  22,097 4,860 3,783 605,881 22,860
Emerging Markets Discovery
Stock Fund  22,163 3,346 3,812 1,688,882 21,044
Small-Cap Stock Fund  17,586 2,648 2,467 317,579 17,616
Emerging Markets Stock Fund  20,541 534 2,063 483,964 16,944
Small-Cap Value Fund  19,783 957 2,932 313,115 16,244
New Horizons Fund (2) 11,385 497 2,086 209,511 10,652
Total Equity Mutual Funds (Cost $513,537) 646,132
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  247 35,886 35,945 1,886 191
Total Other Mutual Funds (Cost $188) 191

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 17,824 109,679 65,867 61,636,439 61,636
Total Short-Term Investments (Cost $61,636) 61,636
Total Investments in Securities 100.0%
(Cost $1,644,090) $ 1,657,432
Other Assets Less Liabilities (0.0)% (799)
Net Assets 100.0% $ 1,656,633
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 7,528 $ (9,077) $ 1,998
Emerging Markets Bond Fund  (3,728) (1,064) 3,354
Emerging Markets Discovery Stock Fund  (857) (653) 774
Emerging Markets Stock Fund  499 (2,068) 359
Equity Index 500 Fund  18,757 (21,170) 1,058
Floating Rate Fund  (1,259) 1,023 1,929
Growth Stock Fund  (5,835) (809) —
High Yield Fund  (1,211) (2,587) 3,311
International Bond Fund (USD Hedged)  4,963 (11,124) 1,735
International Stock Fund  295 (664) 768
International Value Equity Fund  2,253 (3,266) 1,987
Limited Duration Inflation Focused Bond Fund  1,830 (40,506) 24,166
Mid-Cap Growth Fund  333 358 81
Mid-Cap Value Fund  4,408 (4,076) 405
New Horizons Fund  (49) 856 —
New Income Fund  (8,106) (11,003) 6,788
Overseas Stock Fund  868 (2,620) 1,739
Real Assets Fund  (482) (1,985) 917
Small-Cap Stock Fund  613 (151) 141
Small-Cap Value Fund  1,592 (1,564) 190
Transition Fund  180 3 26
U.S. Equity Research Fund  (530) (314) 302
U.S. Large-Cap Core Fund  382 (576) 284
U.S. Treasury Long-Term Index Fund  (5,044) (2,000) 1,285
Value Fund  1,568 (8,284) 2,308
U.S. Treasury Money Fund, 4.61% — — 1,246
Totals $ 18,968# $ (123,321) $ 57,151+
# Capital gain distributions from underlying Price funds represented $36,179 of the net realized gain (loss).
+ Investment income comprised $57,151 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement Balanced Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F145-054Q3 02/23